Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about leases for lessor [abstract]
Disclosure of Lease Receivables

	2021			2020
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	3,298	(303)	2,995	3,108	(257)	2,851
One to two years	2,303	(242)	2,061	2,476	(196)	2,280
Two to three years	1,645	(192)	1,453	2,055	(143)	1,912
Three to four years	1,225	(146)	1,079	1,380	(109)	1,271
Four to five years	795	(113)	682	787	(80)	707
Later than one year and no later than five years	5,968	(693)	5,275	6,698	(528)	6,170
Later than five years	4,044	(528)	3,516	4,221	(451)	3,770
At 31 Dec	13,310	(1,524)	11,786	14,027	(1,236)	12,791